Trade and other payables (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure Of Trade And Other Payables [Abstract]
Disclosure of detailed information about current trade and other payables [text block]
	March 31, 2019	March 31, 2018
Trade payables	2,971,821	2,865,626
Advance from customers	463,450	285,611
Accrued expenses	4,129,534	3,644,004
Other payables	584,731	565,850
	8,149,536	7,361,091

Financial liabilities included in trade and other payables	7,447,426	6,780,747